Consolidated statement of comprehensive income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive income
Net profit		€ 6,369	€ 7,140	€ 8,269
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income		60	(28)	36
Remeasurement of defined benefit pension plans		264	(510)	(473)
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges		210	(27)	(91)
Currency retranslation gains/(losses)	[1],[2]	1,389	(1,461)	614
Total comprehensive income		8,292	5,114	8,355
Attributable to:
Non-controlling interests		712	524	507
Shareholders’ equity		€ 7,580	€ 4,590	€ 7,848

[1]	(a)Includes a hyperinflation adjustment of €880 million (2023: €308 million, 2022: €514 million) in relation to Argentina and Turkey.(b)
[2]	2024 net loss arises from the disposals of our Russian business, Elida Beauty, Pureit, and Qinyuan. This net loss includes a foreign currency translation reserve write-off of €545 million.
2023 includes a gain of €497 million related to the disposal of Suave. 2022 includes a gain of €2,303 million related to the disposal of the global tea business.